Segment and Revenue by Geography and By Major Customer (Details)	3 Months Ended
Mar. 31, 2026 Segment
Segment and Revenue by Geography and by Major Customer [Line Items]
Segment Reporting, CODM, Profit (Loss) Measure, How Used, Description	The chief operating decision maker (the “CODM”) is the Company’s Chief Executive Officer, who makes resource allocation decisions and assesses performance based on financial information prepared on a consolidated basis, accompanied by disaggregated information about revenues, gross profit and operating loss by the two identified reportable segments.
Number of reportable segments	2
Number operating segments	2
Chief Executive Officer
Segment and Revenue by Geography and by Major Customer [Line Items]
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	Chief Executive Officer